JPMorgan Hedged Equity 3 Fund Expense Example - R5 R6 Shares [Member] - JPMorgan Hedged Equity 3 Fund	Jun. 30, 2026 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	769
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443